As filed with the Securities and Exchange Commission on March 16, 2006

Securities Act File No. 333-123305

Investment Company Act File No. 811-21728

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-2

Registration Statement Under The Securities Act of 1933	☒
Pre-Effective Amendment	☐
Post-Effective Amendment No. 3	☒
and/or
Registration Statement Under The Investment Company Act of 1940	☒
Amendment No. 5	☒
(check appropriate box or boxes)

AETOS CAPITAL OPPORTUNITIES FUND, LLC

(Exact Name of Registrant as Specified in Charter)

c/o Aetos Capital, LLC

875 Third Avenue

New York, New York

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (212) 201-2500

James M. Allwin

Aetos Capital, LLC

New York, New York

(Name and Address of Agent for Service)

With a copy to:

Leonard B. Mackey, Jr., Esq.

Clifford Chance US LLP

31 West 52nd Street

New York, New York 10019

Approximate Date of Proposed Public Offering:

As soon as practicable after the effective date of this Registration Statement.

If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. ☒

It is proposed that this filing will become effective (check appropriate box)

☐	when declared effective pursuant to section 8 (c)

☐	immediately upon filing pursuant to paragraph [b]

☐	on (date) pursuant to paragraph b

☐	60 days after filing pursuant to paragraph (a)

☐	on (date) pursuant to paragraph (a) of Rule 486.

If appropriate, check the following box:

☐	This [post-effective] amendment designates a new effective date for a previously filed [post-effective amendment] [registration statement].

☒	This form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act and the Securities Act registration statement number of the earlier effective registration statement for the same offering is 333-123305, and shall be effective immediately upon filing pursuant to paragraph (b) of Rule 462.

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Title of Securities Being Registered	Proposed Maximum Aggregate Offering Price	Amount Of Registration Fee
Limited Liability Company Interests(1)	$144,000,000	$16,949.00(2)
Limited Liability Company Interests(3)	$28,800,000	$3,081.60(4)

(1)	Previously registered and carried forward under this Registration Statement.

(2)	Registration fee previously paid.

(3)	Currently being registered.

(4)	Registration fee currently paid.

The contents of the Registrant’s Registration Statement on Form N-2, as filed with the Securities and Exchange Commission on March 14, 2005 (File Nos. 333-123305 and 811-21728) and as amended by all pre-effective amendments and post-effective amendments thereto, including the Registrant’s Prospectus and Statement of Additional Information dated June 1, 2005, are hereby incorporated by reference.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 16th day of March, 2006.

AETOS CAPITAL OPPORTUNITIES FUND, LLC

By:	/s/ Michael Klein
Michael Klein, President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

	Signature	Title	Date

	/s/ Michael Klein Michael Klein	President and Manager (Principal Executive Officer)	March 16, 2006

	/s/ Scott Sawyer Scott Sawyer	Principal Accounting Officer	March 16, 2006

	* James M. Allwin	Manager

	* Ellen Harvey	Manager

	* Pierre Saint Phalle	Manager

	* Warren J. Olsen	Manager

By:	/s/ Harold Schaaff
	Harold Schaaff, attorney-in-fact	Manager	March 16, 2006

Exhibit Index

Exhibit No.	Description

2(n)(2)	Consent of PricewaterhouseCoopers LLP.